OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2021	2020	2019
	£m	£m	£m
Merger reserve	7,149	7,763	7,763
Capital redemption reserve	4,479	4,462	4,462
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	207	99	123
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	9	(47)	19
Cash flow hedging reserve	(457)	1,629	1,504
Foreign currency translation reserve	(198)	(159)	(176)
At 31 December	11,189	13,747	13,695

Schedule of Merger Reserve	Movements in other reserves were as follows:

	2021	2020	2019
Merger reserve	£m	£m	£m
At 1 January	7,763	7,763	7,766
Redemption of preference shares (note 39)	(614)	—	(3)
At 31 December	7,149	7,763	7,763

Schedule of Capital Redemption Reserve

	2021	2020	2019
Capital redemption reserve	£m	£m	£m
At 1 January	4,462	4,462	4,273
Redemption of preference shares (note 39)	17	—	—
Shares cancelled under share buyback programmes	—	—	189
At 31 December	4,479	4,462	4,462

Schedule of Revaluation Reserve in Respect of Debt Securities

	2021	2020	2019
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	£m	£m	£m
At 1 January	99	123	279
Change in fair value	133	46	(30)
Deferred tax	(45)	29	10
Current tax	—	(2)	—
	88	73	(20)
Income statement transfers in respect of disposals (note 9)	2	(149)	(196)
Deferred tax	20	47	61
	22	(102)	(135)
Impairment recognised in the income statement	(2)	5	(1)
At 31 December	207	99	123

Schedule of Revaluation Reserve in Respect of Equity Shares

	2021	2020	2019
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income	£m	£m	£m
At 1 January	(47)	19	5
Change in fair value	61	(50)	—
Deferred tax	(4)	(16)	12
	57	(66)	12
Realised gains and losses transferred to retained profits	—	(16)	14
Deferred tax	(1)	16	(12)
	(1)	—	2
At 31 December	9	(47)	19

Schedule of Cash Flow Hedging and Foreign Currency Translation Reserve

	2021	2020	2019
Cash flow hedging reserve	£m	£m	£m
At 1 January	1,629	1,504	1,051
Change in fair value of hedging derivatives	(2,279)	730	1,209
Deferred tax	646	(244)	(303)
	(1,633)	486	906
Net income statement transfers	(621)	(496)	(608)
Deferred tax	168	135	155
	(453)	(361)	(453)
At 31 December	(457)	1,629	1,504

	2021	2020	2019
Foreign currency translation reserve	£m	£m	£m
At 1 January	(159)	(176)	(164)
Currency translation differences arising in the year	(39)	4	(12)
Income statement transfers	—	13	—
At 31 December	(198)	(159)	(176)